Financial Instruments and Risk Management - Schedule of Financial Assets and Liabilities at Amortized Cost (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Financial assets at amortized cost
Cash	RM 474,716	$ 106,191	RM 823,524
Trade receivables	8,409,351	1,881,118	1,990,414
Other receivables	2,103,818	470,611	4,513,832
Fixed deposits	1,179,430	263,831	1,136,256
Financial liabilities at amortized cost
Trade payables			423,787
Other payables	422,973	94,616	692,841
Bank borrowings	3,367,302	753,243	3,973,999
Lease liabilities	162,577	36,368	209,571	$ 46,880	RM 245,393
Amount due to shareholders			886
Amount due to director			RM 137,181